Consolidated Balance Sheet $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 50,193,000,000	$ 1,633	$ 39,779,000,000
Financial assets at fair value through profit or loss	4,000,000	0	3,000,000
Hedging financial assets	13,000,000	0	0
Contract assets	6,056,000,000	197	5,554,000,000
Trade notes and accounts receivable, net	24,672,000,000	803	23,947,000,000
Receivables from related parties	75,000,000	2	41,000,000
Inventories	11,316,000,000	368	11,327,000,000
Prepayments	2,398,000,000	78	2,330,000,000
Other current monetary assets	3,619,000,000	118	5,061,000,000
Other current assets	3,555,000,000	117	2,979,000,000
Total current assets	101,901,000,000	3,316	91,021,000,000
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	1,020,000,000	33	909,000,000
Financial assets at fair value through other comprehensive income	3,491,000,000	114	3,616,000,000
Investments accounted for using equity method	6,949,000,000	226	7,137,000,000
Contract assets	3,137,000,000	102	2,608,000,000
Property, plant and equipment	291,528,000,000	9,488	289,100,000,000
Right-of-use assets	11,103,000,000	361	11,051,000,000
Investment properties	9,804,000,000	319	9,663,000,000
Intangible assets	79,187,000,000	2,577	83,945,000,000
Deferred income tax assets	2,197,000,000	71	2,785,000,000
Incremental costs of obtaining a contract	980,000,000	32	988,000,000
Net defined benefit assets	5,266,000,000	171	3,391,000,000
Prepayments	1,728,000,000	56	1,798,000,000
Other noncurrent assets	4,705,000,000	153	4,863,000,000
Total noncurrent assets	421,095,000,000	13,703	421,854,000,000
TOTAL	522,996,000,000	17,019	512,875,000,000
CURRENT LIABILITIES
Short-term loans	722,000,000	23	65,000,000
Financial liabilities at fair value through profit or loss	0	0	6,000,000
Hedging financial liabilities	0	0	8,000,000
Contract liabilities	13,390,000,000	436	12,234,000,000
Trade notes and accounts payable	16,429,000,000	535	18,063,000,000
Payables to related parties	539,000,000	18	392,000,000
Current tax liabilities	6,999,000,000	228	6,530,000,000
Lease liabilities	3,339,000,000	109	3,211,000,000
Other payables	25,080,000,000	816	24,437,000,000
Provisions	226,000,000	7	285,000,000
Other current liabilities	1,016,000,000	32	998,000,000
Total current liabilities	67,740,000,000	2,204	66,229,000,000
NONCURRENT LIABILITIES
Long-term loans	1,600,000,000	52	1,600,000,000
Bonds payable	30,477,000,000	992	26,977,000,000
Contract liabilities	7,674,000,000	250	6,840,000,000
Deferred income tax liabilities	2,301,000,000	75	2,189,000,000
Provisions	173,000,000	6	142,000,000
Lease liabilities	7,334,000,000	239	7,062,000,000
Customers’ deposits	5,157,000,000	168	5,336,000,000
Net defined benefit liabilities	2,285,000,000	74	2,288,000,000
Other noncurrent liabilities	6,726,000,000	218	5,082,000,000
Total noncurrent liabilities	63,727,000,000	2,074	57,516,000,000
Total liabilities	131,467,000,000	4,278	123,745,000,000
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE PARENT
Common stocks	77,574,000,000	2,524	77,574,000,000
Additional paid-in capital	149,844,000,000	4,876	149,810,000,000
Retained earnings
Legal reserve	77,574,000,000	2,524	77,574,000,000
Special reserve	3,084,000,000	101	2,676,000,000
Unappropriated earnings	71,268,000,000	2,319	70,157,000,000
Total retained earnings	151,926,000,000	4,944	150,407,000,000
Others	(223,000,000)	(7)	(408,000,000)
Total equity attributable to stockholders of the parent	379,121,000,000	12,337	377,383,000,000
NONCONTROLLING INTERESTS	12,408,000,000	404	11,747,000,000
Total equity	391,529,000,000	12,741	389,130,000,000
TOTAL	$ 522,996,000,000	$ 17,019	$ 512,875,000,000